UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2004
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 27, 2008

Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		94124 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories	COM	002824100	467	11354	SHRS		SOLE		11354
American Express	COM	025816109	312	6014	SHRS		SOLE		6014
American Intl Group	COM	026874107	1852	25957	SHRS		SOLE		25957
Amgen Inc		COM	031162100	1518	26112	SHRS		SOLE		26112
Bank of America		COM	060505104	1240	15315	SHRS		SOLE		15315
Bank of New York	COM	064057102	1339	42513	SHRS		SOLE		42513
BellSouth Corp		COM	079860102	293	10564	SHRS		SOLE		10564
Berkshire Hathaway B	COM	084670207	1966	632	SHRS		SOLE		632
Boeing Company		COM	097023105	288	7024	SHRS		SOLE		7024
Bristol Meyers		COM	110122108	803	33139	SHRS		SOLE		33139
Cisco Systems		COM	17275r102	775	32873	SHRS		SOLE		32873
CityBank		COM	17770a109	1514	44136	SHRS		SOLE		44136
Coca Cola		COM	191216100	1326	26353	SHRS		SOLE		26353
Comcast			COM	20030n200	850	30519	SHRS		SOLE		30519
ConocoPhillips		COM	20825c104	2420	34663	SHRS		SOLE		34663
Costco Wholesale	COM	22160k105	2630	69920	SHRS		SOLE		69920
Danaher Inc		COM	235851102	360	3857	SHRS		SOLE		3857
Dell Inc		COM	247025109	1378	40980	SHRS		SOLE		40980
Emerson Electric	COM	291011104	1461	24379	SHRS		SOLE		24379
Evertrust Financial	COM	300412103	363	20175	SHRS		SOLE		20175
Exxon Mobil		COM	30231g102	2746	66014	SHRS		SOLE		66014
Frontier Financial	COM	35907k105	1996	57876	SHRS		SOLE		57876
General Electric	COM	369604103	2228	73000	SHRS		SOLE		73000
Hewlett-Packard		COM	428236103	1660	72694	SHRS		SOLE		72694
Home Depot		COM	437076102	868	23221	SHRS		SOLE		23221
Horizon Financial	COM	44041f105	1930	104720	SHRS		SOLE		104720
Icos Corp		COM	449295104	1052	28495	SHRS		SOLE		28495
Integrated Electric	COM	45811e103	112	10000	SHRS		SOLE		10000
Intel Corp		COM	458140100	2982	109636	SHRS		SOLE		109636
Internap		COM	45885a102	43	25500	SHRS		SOLE		25500
Johnson & Johnson	COM	478160104	2290	45150	SHRS		SOLE		45150
Kimberly Clark		COM	494368103	837	13266	SHRS		SOLE		13266
Medtronic Inc		COM	585055106	800	16754	SHRS		SOLE		16754
Merck			COM	589331107	1855	41987	SHRS		SOLE		41987
Microsoft		COM	594918104	11314	53836	SHRS		SOLE		453836
Mylan Labs		COM	628530107	769	33840	SHRS		SOLE		33840
New York Times A	COM	650111107	1426	32255	SHRS		SOLE		32255
Nokia Corp		COM	654902204	864	42614	SHRS		SOLE		42614
Novo Nordisk AS		COM	670100205	407	8775	SHRS		SOLE		8775
Paccar			COM	693718108	4265	76096	SHRS		SOLE		76096
Pepsico			COM	713448108	2068	38404	SHRS		SOLE		38404
Pfizer			COM	717081103	3259	92977	SHRS		SOLE		92977
Plum Creek Timber	COM	729251108	501	24416	SHRS		SOLE		24416
Procter & Gamble	COM	742718109	256	2437	SHRS		SOLE		2437
Royal Dutch		COM	780257804	2324	48845	SHRS		SOLE		48845
Safeco Corp		COM	786429100	2602	60352	SHRS		SOLE		60352
SBC Communications	COM	78387g103	1072	43697	SHRS		SOLE		43697
Schlumberger Ltd	COM	806857108	1138	17820	SHRS		SOLE		17820
Shell Tr & Tr		COM	822703609	263	6610	SHRS		SOLE		6610
Starbucks Corp		COM	855244109	1457	38480	SHRS		SOLE		38480
Stryker Corp		COM	863667101	899	10158	SHRS		SOLE		10158
Sungard Data		COM	867363103	960	35025	SHRS		SOLE		35025
United Parcel Svc	COM	911312106	1514	21680	SHRS		SOLE		21680
Verizon Communic	COM	92343v104	1095	29959	SHRS		SOLE		29959
Walgreen Company	COM	931422109	2281	69232	SHRS		SOLE		69232
Wal-Mart Stores		COM	931142103	2885	48341	SHRS		SOLE		48341
Washington Federal	COM	938824109	3337	130712	SHRS		SOLE		130712
Washington Mutual	COM	939322103	1846	43223	SHRS		SOLE		43223
Wyeth			COM	983024100	768	20465	SHRS		SOLE		20465
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